Provisions for judicial and administrative proceedings, commitments and other provisions (Details Text) - BRL (R$)	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Provisions For Civil Labor Tax And Social Security Contingencies [Abstract]
Reversal of provision related to the Incentive Payment and Installment Programs of the municipalities of São Paulo and Rio de Janeiro - ISS		R$ 435,454
Reversal of provision related to the Incentive Payment and Installment Programs of the municipalities of São Paulo and Rio de Janeiro - ISS - income statement		96,129
Benefits of the adherence to the program included judicial and administrative tax cases related to Income Tax, Social Contribution and Social Security Contributions from 1999 to 2005 tax periods		534,001
PIS and COFINS	R$ 3,632,467	3,501,464	R$ 3,290,900
Increase in CSLL tax rate	0	905,113	851,744
Provisional Contribution on Financial Transactions (CPMF) on Customer Operations	729,919	714,604	689,987
Social Security Contribution (INSS)	273,233	265,022	266,391
Tax on Services (ISS) - Financial Institutions	228,403	714,604	621,437
Civil, Labor, Tax, and Security Social Liabilities Contingent Classified with Loss Risk as Possible
Tax lawsuits	24,929,000
INSS on Profits or Results (PLR)	5,354,000
Tax on Services (ISS)	3,662,000
Unapproved Compensation	2,505,000
Goodwill Amortization of Banco Real	1,377,000
Credit Losses	1,039,000
Use of CSLL Tax and Negative Tax Loss	1,022,000
Goodwill amortization of Banco Sudameris	615,000
IRPJ and CSLL - Capital Gain	300,000
Labor clains	62,000
Civil lawsuits	1.467000
Judicial and administrative proceedings under the responsibility of former controlling stockholders
Tax lawsuits	598,544	698,141	810,383
Labor lawsuits	327	2,607	712
Civil lawsuits	R$ 6,767	R$ 6,381	R$ 3,830